Business Combination (Details 2) In Thousands, except Share data, unless otherwise specified				0 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Mar. 10, 2014 Transaction with Tencent Huang River Investment Limited	Mar. 10, 2014 Transaction with Tencent Huang River Investment Limited	Mar. 10, 2014 Acquisition transaction CNY	Mar. 10, 2014 Acquisition transaction CNY	Mar. 10, 2014 Acquisition transaction Call Option CNY	Mar. 10, 2014 Acquisition transaction Logistic workforce	Mar. 10, 2014 Acquisition transaction Logistic workforce CNY	Mar. 10, 2014 Acquisition transaction Land use rights	Mar. 10, 2014 Acquisition transaction Land use rights CNY	Mar. 10, 2014 Acquisition transaction Shanghai Icson	Mar. 10, 2014 Acquisition transaction Shanghai Icson CNY	Mar. 10, 2014 Acquisition transaction Combined Platform Business CNY item	Mar. 10, 2014 Acquisition transaction Combined Platform Business CNY	Mar. 10, 2014 Acquisition transaction Combined Platform Business Technology	Mar. 10, 2014 Acquisition transaction Combined Platform Business Technology CNY	Mar. 10, 2014 Acquisition transaction Combined Platform Business Domain names and trademark	Mar. 10, 2014 Acquisition transaction Combined Platform Business Domain names and trademark CNY	Mar. 10, 2014 Acquisition transaction Combined Platform Business Advertising Customer Relationship	Mar. 10, 2014 Acquisition transaction Combined Platform Business Advertising Customer Relationship CNY	Mar. 10, 2014 Acquisition transaction Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistics workforce, Land use right, and Net cash acquired CNY	Mar. 10, 2014 Strategic Cooperation Agreement	Mar. 10, 2014 Strategic Cooperation Agreement CNY	Mar. 10, 2014 Non-compete Agreement	Mar. 10, 2014 Non-compete Agreement CNY
Acquisition Of Certain Business, Equity Investment And Intangible Assets
Business operation acquired (as a percent)																100.00%
Number of online marketplace platforms acquired															2
Percentage of equity interest acquired													9.90%
Minimum price to be paid to acquire remaining equity interest in acquiree								800,000
Maximum period to acquire remaining interest in acquiree								3 years
Ordinary shares issued as consideration for the Transaction				351,678,637
Shares issued on a fully diluted basis (as a percent)					15.00%
Discount rate (as a percent)													22.00%											17.50%		17.50%
Allocation of purchase price
Fair value of Company's shares issued						11,644,310									2,791,474								8,852,836
Transaction costs							20,705
Intangible assets acquired										13,900		73,632						108,800		33,100		80,400			6,075,289		1,442,389
Cash																60,284
Other current assets																3,587
Property, plant and equipment, net																17,647
Current liabilities																(63,871)
Goodwill	422,665	2,622,470	14,649													2,593,420
Deferred tax liability																(41,893)
Investment in Shanghai Icson														252,779
Net cash acquired						1,015,552
Total Purchase price						11,665,015
Amortization years									3 years		40 years						5 years		10 years		7 years			5 years		8 years